Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.89%)	4.03%	3.76%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.20%)	3.72%	3.47%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
FTSE NAREIT All Equity REIT Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%	4.85%	5.77%